FINANCIAL INCOME AND EXPENSES (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure Of Financial Income And Expenses [Line Items]
Total financial income	kr 101	kr 85	kr 786
Interest expenses	(12,311)	(13,490)	(8,234)
Other financial expenses and exchange rate differences	(2,079)	(6,357)	(1,400)
Financial expenses	(14,390)	(19,847)	(9,634)
Other
Disclosure Of Financial Income And Expenses [Line Items]
Interest expenses	(9)	(13)	(4)
Other financial expenses and exchange rate differences	(109)	(88)	(49)
Other
Disclosure Of Financial Income And Expenses [Line Items]
Total financial income	48	51	60
Financial liabilities valued at amortized cost | Liabilities to credit institutions
Disclosure Of Financial Income And Expenses [Line Items]
Interest expenses	(66)	(194)	(365)
Financial liabilities valued at amortized cost | Convertible loans
Disclosure Of Financial Income And Expenses [Line Items]
Interest expenses	(4,093)	(6,728)	(115)
Other financial expenses and exchange rate differences	(1,923)	(6,259)	(86)
Financial liabilities valued at amortized cost | Other borrowings
Disclosure Of Financial Income And Expenses [Line Items]
Interest expenses	(8,014)	(6,549)	(7,616)
Financial expenses	(6,549)
Financial liabilities valued at amortized cost | Accounts payable
Disclosure Of Financial Income And Expenses [Line Items]
Interest expenses	(129)	(6)	(134)
Loans receivable and accounts receivable | Bank accounts
Disclosure Of Financial Income And Expenses [Line Items]
Total financial income	53	4	726
Other financial expenses and exchange rate differences	(47)	(10)	(1,216)
Financial assets valued at fair value | Short-term investments
Disclosure Of Financial Income And Expenses [Line Items]
Total financial income	0	30	0
Other financial expenses and exchange rate differences	kr 0	kr 0	kr (49)